Organization and Principal Activities (Details) - Schedule of company and its subsidiaries	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Ispire Technology Inc.[Member]
Organization and Principal Activities (Details) - Schedule of company and its subsidiaries [Line Items]
Date of Organization	Jun. 13, 2022	Jun. 13, 2022
Place of Organization	Delaware	Delaware
Percentage of Ownership	Parent Company	Parent Company
Principal Activities	Holding Company	Holding Company
Ispire International [Member]
Organization and Principal Activities (Details) - Schedule of company and its subsidiaries [Line Items]
Date of Organization	Jul. 06, 2022	Jul. 06, 2022
Place of Organization	BVI	BVI
Percentage of Ownership	100%	100%
Principal Activities	Holding Company	Holding Company
Aspire North America [Member]
Organization and Principal Activities (Details) - Schedule of company and its subsidiaries [Line Items]
Date of Organization	Feb. 22, 2020	Feb. 22, 2020
Place of Organization	California	California
Percentage of Ownership	100%	100%
Principal Activities	Sales and Marketing	Sales and Marketing
Aspire Science [Member]
Organization and Principal Activities (Details) - Schedule of company and its subsidiaries [Line Items]
Date of Organization	Dec. 09, 2016	Dec. 09, 2016
Place of Organization	Hong Kong	Hong Kong
Percentage of Ownership	100%	100%
Principal Activities	Sales and Marketing	Sales and Marketing